Gains or losses on non financial assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Gains (losses) on disposals of non-current assets [abstract]
Detail of gains/ (losses) on disposal of assets not classified as non-current assets held for sale
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follow:

Million euros
	2019	2018	2017
Gains:
Tangible and intangible assets	131	124	134
Investments	1,219	2	443
Of which:
Custody Business (Note 3)	989	—	—
Prisma	194	—	—
Allfunds Bank, S.A. (Note 3)	—	—	425
	1,350	126	577
Losses:
Tangible and intangible assets	(55)	(92)	(43)
Investments	(4)	(6)	(12)
	(59)	(98)	(55)
	1,291	28	522